Stockholders' Equity and Regulatory Matters (Schedule of Compliance with Regulatory Capital Requirements) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Amount	$ 58,375	$ 57,098
Total Capital, Ratio	15.34%	15.03%
Total Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 30,442	$ 30,385
Total Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total Capital, Minimum Capital Adequacy With Capital Buffer, Amount	$ 32,820
Total Capital, Minimum Capital Adequacy With Capital Buffer, Ratio	8.625%
Tier 1 Capital, Amount	$ 55,331	$ 54,338
Tier 1 Capital, Ratio	14.54%	14.31%
Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 22,831	$ 22,789
Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	6.00%	6.00%
Tier One Risk Based Capital Minimum Capital Adequacy With Capital Buffer, Amount	$ 25,210
Tier One Risk Based Capital Minimum Capital Adequacy With Capital Buffer, Ratio	6.625%
Common Equity Tier 1 Capital, Amount	$ 55,331	$ 54,338
Common Equity Tier 1 Capital, Ratio	14.54%	14.31%
Common Equity Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 17,124	$ 17,092
Common Equity Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	4.50%	4.50%
Common Equity Tier 1 Capital, Minimum Capital Adequacy With Capital Buffer, Amount	$ 19,502
Common Equity Tier 1 Capital, Minimum Capital Adequacy With Capital Buffer, Ratio	5.125%
Tier 1, Leverage Capital to Average Assets, Amount	$ 55,331	$ 54,338
Tier 1, Leverage Capital to Average Assets, Ratio	9.68%	11.23%
Tier 1, Leverage Capital to Average Assets, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 22,872	$ 19,352
Tier 1, Leverage Capital to Average Assets, Minimum Requirement for Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1, Leverage Capital to Average Assets, Minimum Capital Adequacy With Capital Buffer, Amount	$ 22,872
Tier 1, Leverage Capital to Average Assets, Minimum Capital Adequacy With Capital Buffer, Ratio	4.00%
The Juniata Valley Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Amount	$ 51,102	$ 51,491
Total Capital, Ratio	13.60%	14.11%
Total Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 30,053	$ 29,186
Total Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total Capital, Minimum Regulatory Requirements to be "Well Capitalized", Amount	$ 37,566	$ 36,482
Total Capital, Minimum Regulatory Requirements to be "Well Capitalized", Ratio	10.00%	10.00%
Total Capital, Minimum Capital Adequacy With Capital Buffer, Amount	$ 32,401
Total Capital, Minimum Capital Adequacy With Capital Buffer, Ratio	8.625%
Tier 1 Capital, Amount	$ 48,217	$ 48,861
Tier 1 Capital, Ratio	12.84%	13.39%
Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 15,026	$ 14,593
Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 Capital, Minimum Regulatory Requirements to be "Well Capitalized", Amount	$ 30,053	$ 29,186
Tier 1 Capital, Minimum Regulatory Requirements to be "Well Capitalized", Ratio	8.00%	8.00%
Tier One Risk Based Capital Minimum Capital Adequacy With Capital Buffer, Amount	$ 24,888
Tier One Risk Based Capital Minimum Capital Adequacy With Capital Buffer, Ratio	6.625%
Common Equity Tier 1 Capital, Amount	$ 48,217	$ 48,861
Common Equity Tier 1 Capital, Ratio	12.84%	13.39%
Common Equity Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 16,905	$ 16,417
Common Equity Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	4.50%	4.50%
Common Equity Tier 1 Capital, Minimum Regulatory Requirements to be "Well Capitalized", Amount	$ 24,418	$ 23,713
Common Equity Tier 1 Capital, Minimum Regulatory Requirements to be "Well Capitalized", Ratio	6.50%	6.50%
Common Equity Tier 1 Capital, Minimum Capital Adequacy With Capital Buffer, Amount	$ 19,253
Common Equity Tier 1 Capital, Minimum Capital Adequacy With Capital Buffer, Ratio	5.125%
Tier 1, Leverage Capital to Average Assets, Amount	$ 48,217	$ 48,861
Tier 1, Leverage Capital to Average Assets, Ratio	8.39%	10.21%
Tier 1, Leverage Capital to Average Assets, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 22,991	$ 19,146
Tier 1, Leverage Capital to Average Assets, Minimum Requirement for Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1, Leverage Capital to Average Assets, Minimum Regulatory Requirements to be "Well Capitalized", Amount	$ 28,739	$ 23,932
Tier 1, Leverage Capital to Average Assets, Minimum Regulatory Requirements to be "Well Capitalized", Ratio	5.00%	5.00%
Tier 1, Leverage Capital to Average Assets, Minimum Capital Adequacy With Capital Buffer, Amount	$ 22,991
Tier 1, Leverage Capital to Average Assets, Minimum Capital Adequacy With Capital Buffer, Ratio	4.00%